Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Total Income (Loss) Before Income Taxes
The following table summarizes our total income (loss) before income taxes (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Domestic income (loss) before income taxes	$938,156	$(18,149)	$(424,590)
Foreign income (loss) before income taxes	71,942	(85,535)	(41,031)
Total income (loss) before income taxes	$1,010,098	$(103,684)	$(465,621)

Provision for (Benefit from) Income Taxes
The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Current income tax provision (benefit)
Domestic	$(35)	$(125)	$792
Foreign	25,721	27,309	50,117
Total	25,686	27,184	50,909
Deferred income tax provision (benefit):
Domestic	(80)	72	—
Foreign	(9,620)	43,874	79,160
Total	(9,700)	43,946	79,160
Total income tax provision:	$15,986	$71,130	$130,069

Income Tax Provision (Benefit)
The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 26.01% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$295,150	$(28,078)	$(121,108)
Foreign income tax differential	51,787	66,242	2,216
Lux Financing Activities	(8,279)	30,232	51,250
Tax deductible impairment charges in Luxembourg subsidiaries	(1,280,759)	—	—
Change in tax rate	416,156	(28,250)	(684)
Changes in unrecognized tax benefits	(1,629)	(79)	(2,205)
Changes in valuation allowance	554,479	40,853	746,905
Tax effect of 2011 Intercompany Sale	(6,701)	(6,073)	1,655
Foreign tax credits	(5,480)	(3,107)	138
Research and development tax credits	(3,275)	(2,786)	—
2018 Internal Reorganization	—	—	(549,382)
Other	4,537	2,176	1,284
Total income tax provision	$15,986	$71,130	$130,069

Net Deferred Tax Balances
The following table details the composition of the net deferred tax balances as of December 31, 2017 and 2018 (in thousands):

	As of December 31, 2017	As of December 31, 2018
Long-term deferred taxes, net	$(48,434)	$(82,488)
Other assets	14,583	20,969
Net deferred taxes	$(33,851)	$(61,519)

Components of Net Deferred Tax Liability
The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2017	As of December 31, 2018
Deferred tax assets:
Accruals and advances	$17,169	$6,001
Amortizable intangible assets	13,421	1,133,702
Non-Amortizable intangible assets	147,332	42,265
Performance incentives	7,289	—
Customer deposits	16,064	3,404
Bad debt reserve	2,033	1,350
Accrued retirement benefits	43,592	—
Disallowed interest expense carryforward	75,546	74,825
Net operating loss carryforward	3,840,759	2,964,634
Tax credits	11,335	12,235
Tax basis differences in investments and affiliates	—	78,950
Other	8,418	2,346
Total deferred tax assets	4,182,958	4,319,712
Deferred tax liabilities:
Satellites and other property and equipment	(266,330)	(80,376)
Amortizable intangible assets	(366,777)	(8,948)
Non-amortizable intangible assets	(103,730)	(31,359)
Tax basis differences in investments and affiliates	(6,753)	(51,645)
Other	(16,875)	(5,654)
Total deferred tax liabilities	(760,465)	(177,982)
Valuation allowance	(3,456,344)	(4,203,249)
Total net deferred tax liabilities	$(33,851)	$(61,519)

Summary of Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2017	2018
Balance at January 1	$36,167	$31,380
Increases related to current year tax positions	2,193	928
Increases related to prior year tax positions	304	234
Decreases related to prior year tax positions	(3)	(81)
Expiration of statute of limitations for the assessment of taxes	(7,281)	(3,317)
Balance at December 31	$31,380	$29,144